AMERICAN INDEPENDENCE FUNDS TRUST

(the “Trust”)

SUPPLEMENT DATED MAY 20, 2011

TO THE

PROSPECTUS DATED MARCH 1, 2011

(AS SUPPLEMENTED THROUGH MAY 11, 2011)

AMERICAN INDEPENDENCE STOCK FUND

(TICKER SYMBOL: IFCSX)

AMERICAN INDEPENDENCE U.S. INFLATION-INDEXED FUND

(TICKER SYMBOL:  FNIHX)

In a Supplement dated April 20, 2011 to the Prospectus dated March 1, 2011 (herein referred to as the “April 20, 2011 Supplement”), it was noted that the Board of Trustees of the American Independence Funds Trust has approved revisions to the distribution and service fees charged for the Class A Shares of the American Independence Stock Fund and the American Independence U.S. Inflation-Indexed Fund (the “Funds”). This Supplement, dated May 20, 2011 to the Prospectus dated March 1, 2011, supersedes the April 20, 2011 Supplement and replaces it in its entirety.

Effective June 15, 2011, the Funds will be imposing both the distribution and the service fees. The Adviser had previously waived 0.25% of the distribution fee and 0.25% of the service fee on the Stock Fund and U.S. Inflation-Indexed Fund, respectively. Effective June 15, 2011, the Prospectus shall reflect the following changes:

1.      Under the “FUND SUMMARY” section for the Stock Fund,  the following information changes:

a.       Under the sub-section “Fees and Expenses of the Fund”, the Fees and Expense Table on page 2 is replaced with the following:

Fees and Expenses of the Fund.

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund.  More information about these and other discounts is available from your financial professional and in “Investing With The Funds” starting on page 62 of the Fund’s Prospectus.

Institutional Class Shares	Class A Shares	Class C Shares

Shareholder Fees (fees paid directly from your investment)

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	5.75%	None
Maximum Deferred Sales Charge (Load) (as a percentage of the Net Asset Value purchase)	None	None	1.00%(1)
Redemption Fee	None	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	1.00%	1.00%	1.00%
Distribution and Service (12b-1) Fees	None	0.32%(2)	1.00%
Other Expenses	0.46%	0.46%	0.46%
Acquired Fund Fees and Expenses	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses	1.47%	1.79%	2.47%
Fee Waivers and Expense Reimbursements(3)	-0.30%	-0.30%	-0.30%
Net Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements(3)	1.17%	1.49%	2.17%

(1)     Class C shares will be assessed a 1.00% CDSC if redeemed within one year of date of purchase.

(2)     The Board approved a Rule 12b-1 plan with a 0.25% distribution fee for Class A. In addition, the Board approved a Shareholder Services Plan for Class A shares which would provide for a fee paid monthly at an annual rate of up to 0.25%. At the present time, the Fund is assessing only 0.07% of the distribution fee and is assessing the full 0.25% of the shareholder servicing fee.

(3)     AIFS has contractually agreed to reduce the management fee and reimburse expenses until March 1, 2012 in order to keep the Total Annual Fund Operating Expenses to 1.16%, 1.48% and 2.16% of the Fund’s average net assets for Institutional Class Shares, Class A Shares and Class C Shares, respectively. The contractual expense limitation does not apply to “Acquired Fund Fees and Expenses.” The Adviser is permitted to seek reimbursement from the Fund, subject to limitations, for fees it waived and Fund expenses it paid in any fiscal year of the Fund over the following three fiscal years, as long as the reimbursement does not cause the Fund’s operating expenses to exceed the expense cap.  The expense limitation may be terminated only by approval of the Board of Trustees.

b.      Under the sub-section “Fees and Expenses of the Fund”, the expense Example on page 3 is replaced with the following table:

	1 Year	3 Years	5 Years	10 Years
Institutional Class Shares	$ 119	$ 435	$ 774	$ 1,732
Class A Shares	$ 718	$ 1,078	$ 1,463	$ 2,536
Class C Shares	$ 323	$ 741	$ 1,289	$ 2,784

2.      Under the “FUND SUMMARY” section for the U.S. Inflation-Indexed Fund, the following information changes:

a.       Under the sub-section “Fees and Expenses of the Fund”, the Fees and Expense Table on page 30 is replaced with the following:

Fees and Expenses of the Fund.

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund.  More information about these and other discounts is available from your financial professional and in “Investing With The Funds” starting on page 62 of the Fund’s Prospectus.

Institutional Class Shares	Class A Shares	Class C Shares

Fees (fees Shareholder paid directly from your investment)

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	4.25%	None
Maximum Deferred Sales Charge (Load) (as a percentage of the Net Asset Value purchase)	None	None	1.00%(1)
Redemption Fee	None	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	0.40%	0.40%	0.40%
Distribution and Service (12b-1) Fees	None	0.45%(2)	1.00%
Other Expenses	0.36%	0.36%	0.36%
Total Annual Fund Operating Expenses	0.76%	1.21%	1.76%
Fee Waivers and Expense Reimbursements(3)	-0.44%	-0.44%	-0.44%
Net Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements(3)	0.32%	0.77%	1.32%

(1)     Class C shares will be assessed a 1.00% CDSC if redeemed within one year of date of purchase.

(2)     The Board approved a Rule 12b-1 plan with a 0.25% distribution fee for Class A. In addition, the Board approved a Shareholder Services Plan for Class A shares which would provide for a fee paid monthly at an annual rate of up to 0.25%. At the present time, the Fund is assessing the full 0.25% of the distribution fee and is assessing only 0.20% of the shareholder servicing fee.

(3)     Pursuant to an operating expense limitation agreement between the Adviser and the Fund, the Adviser has agreed to waive its fees and/or absorb expenses of the Fund until March 1, 2013 to ensure that Total Annual Operating Expenses do not exceed 0.32%, 0.82% and 1.32% of the Fund’s average net assets for the Institutional Class Shares, Class A Shares and Class C Shares, respectively. The Adviser is permitted to seek reimbursement from the Fund, subject to limitations, for fees it waived and Fund expenses it paid in any fiscal year of the Fund over the following three fiscal years, as long as the reimbursement does not cause the Fund’s operating expenses to exceed the expense cap. The expense limitation may be terminated only by approval of the Board of Trustees.

b.      Under the sub-section “Fees and Expenses of the Fund”, the expense Example on page 31 is replaced with the following table:

	1 Year	3 Years	5 Years	10 Years
Institutional Class Shares	$ 33	$ 152	$ 333	$ 857
Class A Shares	$ 500	$ 707	$ 978	$ 1,752
Class C Shares	$ 238	$ 466	$ 869	$ 1,998

  Under the section “INVESTING WITH THE FUNDS”, the second paragraph on page 71 under “Distribution and Service (12b-1) Fee Plan” is replaced in its entirety with the following:

Currently, the Stock Fund is waiving 0.18% of the distribution fee in Class A.  The Short-Term Bond Fund, Core Plus Fund, Kansas Tax-Exempt Bond Fund and U.S. Inflation-Indexed Fund are waiving 0.25%, 0.15%, 0.09% and 0.05%, respectively, of the shareholder servicing fees in Class A.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

AMERICAN INDEPENDENCE FUNDS TRUST

SUPPLEMENT DATED MAY 20, 2011
TO

THE STATEMENT OF ADDITIONAL INFORMATION DATED MARCH 1, 2011

(AS SUPPLEMENTED THROUGH MAY 11, 2011)

 AMERICAN INDEPENDENCE STOCK FUND

(TICKER SYMBOL: IFCSX)

AMERICAN INDEPENDENCE U.S. INFLATION-INDEXED FUND

(TICKER SYMBOL:  FNIHX)

 (the “Funds”)

In a Supplement dated April 20, 2011 to the Statement of Additional Information dated March 1, 2011 (herein referred to as the “April 20, 2011 Supplement”), it was noted that the Board of Trustees of the American Independence Funds Trust has approved revisions to the distribution and service fees charged for the Class A Shares of the American Independence Stock Fund and the American Independence U.S. Inflation-Indexed Fund (the “Funds”). This Supplement,  dated May 20, 2011 to the Statement of Additional Information dated March 1, 2011,  supersedes the April 20, 2011 Supplement and replaces it in its entirety.

Effective June 15, 2011, the Statement of Additional Information (“SAI”) for the American Independence Funds Trust with respect to the Stock Fund and U.S. Inflation-Indexed Fund is hereby amended and supplemented to reflect the following change in the distribution fee and shareholder servicing fee waivers.

Under the section “Distribution and Related Service Plans”, the second paragraph and related chart on page 56 of the SAI are replaced in their entirety with the following:

Currently, the following Funds are waiving all or a portion of either the distribution fee or shareholder servicing fee in Class A Shares:

Fund	Waiver Amount	Distribution or Shareholder Servicing Fee
Stock Fund	0.18%	Distribution
Short-Term Bond Fund	0.25%	Shareholder Servicing
Core Plus Fund	0.15%	Shareholder Servicing
Kansas Tax-Exempt Bond Fund	0.11%	Shareholder Servicing
U.S. Inflation-Indexed fund	0.05%	Shareholder Servicing

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE